Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 24,293	$ 11,949
Trade receivables, net	103	0
Prepayments and other assets	610	737
Inventories	348	357
Due from related party	460	889
Total current assets	25,814	13,932
FIXED ASSETS, NET:
Vessels, net	1,036,157	839,883
Total fixed assets, net	1,036,157	839,883
OTHER NON CURRENT ASSETS:
Restricted cash	25,000	24,000
Deferred revenue	0	943
Due from related party	1,350	1,125
Above-market acquired time charter contract	19,782	0
Total assets	1,108,103	879,883
CURRENT LIABILITIES:
Current portion of long term debt, net of deferred financing fees	27,467	19,584
Trade payables	4,935	2,369
Due to related party, current	230	142
Accrued liabilities	3,595	3,716
Unearned revenue	15,126	7,022
Total current liabilities	51,353	32,833
NON-CURRENT LIABILITIES:
Deferred revenue	1,094	1,429
Due to related party, non-current	35,000	0
Long-term debt, net of current portion and deferred financing fees	652,818	547,923
Total non-current liabilities	$ 688,912	$ 549,352
Commitments and contingencies
PARTNERS' EQUITY:
Common unitholders (unlimited authorized; 20,505,000 units issued and outstanding as at December 31, 2015and 2014)	$ 302,954	$ 304,729
Preferred unitholders (3,450,000 authorized; 3,000,000 Series A Preferred Units issued and outstanding as at December 31, 2015)	73,216	0
Subordinated unitholders(14,985,000 units issued and outstanding as at December 31, 2015 and 2014)	(8,427)	(7,131)
General Partner(35,526 units issued and outstanding as at December 31, 2015 and 2014)	95	100
Total partners' equity	367,838	297,698
Total liabilities and partners' equity	$ 1,108,103	$ 879,883